Shareholders' Equity - Schedule of Common Stock (Details) - 2017 Program $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Shares Acquired (in shares) | shares	3.3
Average Cost per Share (USD per share) | $ / shares	$ 105.31
Total Acquired | $	$ 350